LEASES	3 Months Ended
Mar. 31, 2025
Leases
LEASES

NOTE 3 – LEASES

On March 1, 2021, the Company entered into lease agreements to rent office and marina spaces for a three-year term at $29,250 per month for the first twelve months. The Company leases its offices at 2801 W Coast Hwy, Suite 200, Newport Beach CA 92663. The lease was terminated on February 29, 2024, the Company moved out from premises on April 15, 2024. The Company moved to a new office at 2751W Coast Hwy on a month-to-month basis.

In accordance with ASC 842, the Company recognized operating lease ROU assets and lease liabilities as follows:

The components of lease expense were as follows:

	Three Months Ended
	March 31,
	2025	2024
Lease cost:
Operating lease cost	$-	$60,444
Short-term lease cost	104,724	(1,581)
Sublease income	-	(1,500)
Total lease cost	$104,724	$57,363

Supplemental cash flow information related to leases was as follows:

	Three Months Ended
	March 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$-	$42,816

Weighted-average remaining lease term - operating leases (year)	-	-
Weighted-average discount rate- operating leases	-	3.35%

Supplemental balance sheet information related to leases was as follows:

As of March 31, 2025 and December 31, 2024, the operating lease right-of-use asset and operating lease liabilities was $0.